Consolidated Statement of Partners' Capital - USD ($) $ in Millions	Total	Arrow Midstream Holdings, LLC	Crestwood Equity Partners LP	Crestwood Equity Partners LP Arrow Midstream Holdings, LLC	Crestwood Equity Partners LP Class D Units	Crestwood Equity Partners LP Class C Units	Crestwood Equity Partners LP Common Units	Crestwood Equity Partners LP Subordinated Units	Crestwood Equity Partners LP Preferred Units, Class A	Preferred Units	Preferred Units Arrow Midstream Holdings, LLC	Preferred Units Crestwood Equity Partners LP	Preferred Units Crestwood Equity Partners LP Arrow Midstream Holdings, LLC	Preferred Units Crestwood Equity Partners LP Crestwood Marcellus Midstream LLC	Preferred Units Crestwood Equity Partners LP Class D Units	Preferred Units Crestwood Equity Partners LP Class C Units	Common Unit Capital	Common Unit Capital Arrow Midstream Holdings, LLC	Common Unit Capital Crestwood Equity Partners LP	Common Unit Capital Crestwood Equity Partners LP Arrow Midstream Holdings, LLC	Common Unit Capital Crestwood Equity Partners LP Crestwood Marcellus Midstream LLC	Common Unit Capital Crestwood Equity Partners LP Class D Units	Common Unit Capital Crestwood Equity Partners LP Class C Units	Common Unit Capital Crestwood Equity Partners LP Preferred Units, Class A	Non-Controlling Partners	Non-Controlling Partners Arrow Midstream Holdings, LLC	Non-Controlling Partners Crestwood Equity Partners LP	Non-Controlling Partners Crestwood Equity Partners LP Arrow Midstream Holdings, LLC	Non-Controlling Partners Crestwood Equity Partners LP Crestwood Marcellus Midstream LLC	Non-Controlling Partners Crestwood Equity Partners LP Class D Units	Non-Controlling Partners Crestwood Equity Partners LP Class C Units	Non-Controlling Partners Crestwood Equity Partners LP Preferred Units, Class A
Balance at Dec. 31, 2012	$ 859.7		$ 1,550.7							$ 0.0		$ 0.0					$ 859.7		$ 31.7						$ 0.0		$ 0.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net proceeds from issuance of common units	714.0	$ 200.0	714.0	$ 200.0						0.0	$ 0.0	0.0	$ 0.0				714.0	$ 200.0	0.0	$ 0.0					0.0	$ 0.0	714.0	$ 200.0
Net proceeds from issuance of common units by subsidiaries					$ 0.0	$ 0.0									$ 0.0	$ 0.0						$ (126.3)	$ 0.6							$ 126.3	$ (0.6)
Issuance of preferred equity of subsidiary	96.1		96.1							0.0		0.0							0.0						96.1		96.1
Gain (loss) on issuance of subsidiary units												0.0							(12.6)								12.6
Issuance of Class A preferred units									$ 0.0
Exchange of Crestwood Midstream Partners LP units for CEQP units												0.0							182.3						(182.3)		(182.3)
Acquisition of non-controlling interest														$ 0.0							$ 238.9								$ (238.9)
Invested capital from Legacy Inergy, net of debt	3,827.8		3,379.4							0.0		0.0					3,827.8		697.1						0.0		2,682.3
Contribution from Crestwood Holdings LLC	15.5		10.0							0.0		0.0					15.5								0.0		10.0
Distributions to partners	(419.7)		(271.1)							0.0		0.0				$ 0.0	(419.7)		(56.6)				$ (0.1)		0.0		(214.5)				$ 0.1
Distribution for additional interest in Crestwood Marcellus Midstream LLC			(129.0)									0.0							(129.0)
Unit-based compensation charges	15.8		17.4							0.0		0.0					15.8		1.7						0.0		15.7
Taxes paid for unit-based compensation vesting	(5.5)		(8.3)							0.0		0.0					(5.5)		(2.8)						0.0		(5.5)
Change in fair value of Suburban units			(0.1)
Change in fair value of Suburban Propane Partners, L.P.			(0.1)									0.0							(0.1)
Other			0.1									0.0							0.1
Net income (loss)	(12.4)		(50.6)							0.0		0.0					(17.3)		6.7						4.9		(57.3)
Balance at Dec. 31, 2013	5,291.3		5,508.6							0.0		0.0					5,190.3		831.6						101.0		4,677.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of preferred equity of subsidiary	53.9		53.9							0.0		0.0					0.0								53.9		53.9
Issuance of Class A preferred units	430.5		(430.5)						430.5	430.5		0.0					0.0								0.0		(430.5)
Change in invested capital from Legacy Inergy, net of debt	(15.3)		(15.3)							0.0		0.0					(15.3)		(10.5)						0.0		(4.8)
Distributions to partners	(470.5)		(399.0)							0.0		0.0					(470.5)		(102.5)						0.0		(296.5)
Unit-based compensation charges	18.1		21.3							0.0		0.0					18.1		3.9						0.0		17.4
Taxes paid for unit-based compensation vesting	(1.6)		(3.9)							0.0		0.0					(1.6)		(2.3)						0.0		(1.6)
Change in fair value of Suburban units			(0.5)
Change in fair value of Suburban Propane Partners, L.P.			(0.5)									0.0							(0.5)
Other	(0.7)		(0.7)							0.0		0.0					(0.7)		0.1						0.0		(0.8)
Net income (loss)	14.7		(10.4)							17.2		0.0					(19.3)		56.4						16.8		(66.8)
Balance at Dec. 31, 2014	$ 5,320.4		$ 5,584.5							447.7		0.0					4,701.0		776.2						171.7		4,808.3
Preferred Units, Outstanding at Dec. 31, 2014	17,917,870.0		0
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of Class A preferred units	$ 58.8		$ (58.8)						58.8	58.8		0.0					0.0		0.0						0.0		(58.8)
Acquisition of non-controlling interest									$ 0.0															$ 3,294.8								$ (3,824.4)
Exchange of CMLP Class A preferred units for CEQP preferred units	0.0									(529.6)							529.6								0.0
Distributions to partners	(819.5)		(405.7)							0.0		0.0					(808.2)		(171.5)						(11.3)		(234.2)
Unit-based compensation charges	18.1		19.7							0.0		0.0					18.1		5.7						0.0		14.0
Taxes paid for unit-based compensation vesting	(2.1)		(3.7)							0.0		0.0					(2.1)		(1.6)						0.0		(2.1)
Change in fair value of Suburban units			(2.7)
Change in fair value of Suburban Propane Partners, L.P.			(2.7)									0.0							(2.7)								0.0
Other			(0.3)									0.0							(0.2)								(0.1)
Net income (loss)	(1,410.6)		(2,303.7)							23.1		6.2					(1,456.8)		(1,673.1)						23.1		(636.8)
Balance at Dec. 31, 2015	$ 3,165.1		$ 2,946.9							0.0		535.8					2,981.6		2,227.6						183.5		183.5
Common Unit, Outstanding at Dec. 31, 2015							68,200,000	400,000
Preferred Units, Outstanding at Dec. 31, 2015	0.0		60,718,245
Preferred Units, Outstanding at Sep. 30, 2015	21,580,244
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	$ (756.7)		$ (1,402.4)
Balance at Dec. 31, 2015	$ 3,165.1		$ 2,946.9							$ 0.0		535.8					2,981.6		2,227.6						183.5		183.5
Common Unit, Outstanding at Dec. 31, 2015							68,200,000	400,000
Preferred Units, Outstanding at Dec. 31, 2015	0.0		60,718,245
Preferred Stock Dividends, Shares			1,400,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions to partners	$ (101.0)		$ (99.4)				$ 0.0	$ 0.0				0.0					(97.2)		(95.6)						(3.8)		(3.8)
Unit-based compensation charges	4.5		4.5					0.0				0.0					4.5		4.5						0.0		0.0
Partners' Capital Account, Units, Unit-based Compensation							900,000
Taxes paid for unit-based compensation vesting	(0.6)		(0.6)				$ 0.0	0.0				0.0					(0.6)		(0.6)						0.0		0.0
Change in fair value of Suburban units			0.8				0.0	0.0				0.0							0.8								0.0
Other	(0.1)		0.1				0.0	0.0									(0.1)		0.1						0.0		0.0
Net income (loss)	(95.3)		(93.7)				$ 0.0	$ 0.0				1.6					(101.2)		(101.2)						5.9		5.9
Balance at Mar. 31, 2016	$ 2,972.6		$ 2,758.6									$ 537.4					$ 2,787.0		$ 2,035.6						$ 185.6		$ 185.6
Common Unit, Outstanding at Mar. 31, 2016							69,100,000	400,000
Preferred Units, Outstanding at Mar. 31, 2016			62,122,562